Long-term debt	12 Months Ended
Dec. 31, 2017
Long-term debt
24 Long-term debt
end of	2017	2016
Long-term debt (CHF million)
Senior	148,542	168,601
Subordinated	23,627	22,955
Non-recourse liabilities from consolidated VIEs	863	1,759
Long-term debt	173,032	193,315
of which reported at fair value	63,628	72,868
of which structured notes	51,465	59,544
Structured notes by product
end of	2017	2016
Structured notes (CHF million)
Equity	32,059	35,980
Fixed income	14,471	16,395
Credit	4,678	5,713
Other	257	1,456
Total structured notes	51,465	59,544
Total long-term debt includes debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded >>>derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which >>>fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Long-term debt by maturities
end of			2018			2019			2020			2021			2022			Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			0			0			0			7,587	7,587
Variable rate			0			2,700			0			0			970			979	4,649
Interest rate (range in %) [1]			–			0.2			–			–			1.9	0.6	–	4.3	–
Subordinated debt
Fixed rate			290			0			0			0			1,576			5,255	7,121
Interest rates (range in %) [1]			6.0			–			–			–			7.1	3.9	–	7.5	–
Subtotal – Group parent company			290			2,700			0			0			2,546			13,821	19,357
Subsidiaries (CHF million)
Senior debt
Fixed rate			9,752			16,272			9,210			7,669			8,264			26,378	77,545
Variable rate			13,362			6,522			7,107			6,434			4,525			20,811	58,761
Interest rates (range in %) [1]	0.1	–	8.5	0.1	–	7.5	0.1	–	7.2	0.1	–	7.2	0.1	–	8.2	0.1	–	7.1	–
Subordinated debt
Fixed rate			10,038			0			1,837			0			111			4,316	16,302
Variable rate			0			201			0			0			3			0	204
Interest rates (range in %) [1]	4.9	–	13.3			1.6	3.4	–	7.0			–			7.6	5.7	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			244			344			0			27			5			0	620
Variable rate			71			0			0			1			0			171	243
Interest rates (range in %) [1]			2.8	2.9	–	3.0			–	9.3	–	10.3			0.0	0.6	–	10.7	–
Subtotal – Subsidiaries			33,467			23,339			18,154			14,131			12,908			51,676	153,675
Total long-term debt			33,757			26,039			18,154			14,131			15,454			65,497	173,032
of which structured notes			9,992			7,339			6,385			3,863			3,956			19,930	51,465
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.1 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
The Group and the Bank maintain a shelf registration statement with the SEC, which allows each entity to issue, from time to time, senior and subordinated debt securities, warrants and guarantees.
> Refer to “Note 40 – Subsidiary guarantee information” for further information on subsidiary guarantees.
The Group maintains a euro medium-term note program that allows the Bank to issue senior debt securities and that allows Credit Suisse Group AG to issue securities, which contain certain features that are designed to allow for statutory bail-in by the >>>Swiss Financial Market Supervisory Authority FINMA (FINMA) under Swiss banking laws and regulations.
The Group maintains a senior debt program that allows the Group to issue senior debt securities with certain features that are designed to allow for statutory bail-in by FINMA.
The Bank maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities.

Bank
Long-term debt
23 Long-term debt
end of	2017	2016
Long-term debt (CHF million)
Senior	148,568	168,601
Subordinated	22,611	22,135
Non-recourse liabilities from consolidated VIEs	863	1,759
Long-term debt	172,042	192,495
of which reported at fair value	62,622	71,970
of which structured notes	51,465	59,544
Structured notes by product
end of	2017	2016
Structured notes (CHF million)
Equity	32,059	35,980
Fixed income	14,471	16,395
Credit	4,678	5,713
Other	257	1,456
Total structured notes	51,465	59,544
Long-term debt by maturities
end of			2018			2019			2020			2021			2022			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			9,752			16,277			9,210			7,691			8,265			34,455	85,650
Variable rate			13,362			9,222			7,107			6,434			5,500			21,293	62,918
Interest rates (range in %) [1]	0.1	–	8.5	0.1	–	7.5	0.1	–	7.2	0.1	–	7.2	0.1	–	8.2	0.1	–	7.1	–
Subordinated debt
Fixed rate			10,328			0			1,837			0			1,687			8,555	22,407
Variable rate			0			201			0			0			3			0	204
Interest rates (range in %) [1]	4.9	–	13.3			1.6	3.4	–	7.0			0.0	7.1	–	7.6	3.9	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			244			344			0			27			5			0	620
Variable rate			71			0			0			1			0			171	243
Interest rates (range in %) [1]			2.8	2.9	–	3.0			–	9.3	–	10.3			0.0	0.6	–	10.7	–
Total long-term debt			33,757			26,044			18,154			14,153			15,460			64,474	172,042
of which structured notes			9,992			7,339			6,385			3,863			3,956			19,930	51,465
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.1 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
> Refer to “Note 24 – Long-term debt” in VI – Consolidated financial statements – Credit Suisse Group for further information.